WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES
WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES

14.WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES

(i)

As a result from the Business Combination Agreement with Black Spade, there were 3,321,002 warrants outstanding and exercisable as of June 30, 2024, with the fair value of USD0.5 per warrant and the exercise price of USD11.5 per warrant. The fair value of warrant liability would be revaluated at the exercised date or at the end of each reporting period, based on the trading price of warrants on the market, with the change in fair value being recorded as a gain/loss in the consolidated statements of operations. The fair value of the warrant liability would continue to be classified as a liability until the warrants are exercised or expired or an amendment of the warrant agreement renders these warrants to be no longer classified as a liability.

(ii)

On April 29, 2022 and June 4, 2022, the Company and Vingroup JSC entered into Subscription Agreements with certain investors pursuant to which, Vingroup JSC issued to such investors, and such investors subscribed for, USD525 million aggregate principal amount of fixed rate exchangeable bonds due 2027 (‘First Closing Bonds’) and USD100 million aggregate principal amount of fixed rate exchangeable bonds due 2027 (‘Second Closing Bonds’), respectively. Both First Closing Bonds and Second Closing Bonds are referred to as the “EB”. Investors of the EB has the right to require Vingroup JSC to redeem the EB upon the occurrence of certain events, including, amongst others, a change of control of the Company, certain qualifying liquidity events occurring or failing to occur on or prior to September 25, 2023, in respect of the Company. The amount payable upon redemption depends on the relevant redemption event, timing and other applicable conditions; in certain instances, the amount payable is the amount which would provide the investors an agreed minimum internal rate of return.

Concurrent with the entry into the EB, the Company entered into a Deed Poll, pursuant to which investors of the EB have the rights to exchange their EB upon the completion of an initial public offering of the Company, for a specified number of ordinary shares in the Company at the exchange rate determined at the time of exchange. Under the terms of the EB, Vingroup JSC shall use the proceeds from the issuance of the EB (net of fees and expenses incurred in connection with such issuance) to contribute capital into VinFast Vietnam via the issuance of Dividend Preferred Shares (“DPS2”).

In May and June 2022, VinFast Vietnam issued DPS2 amounting to VND11,745.72 billion and VND2,249.64 billion to Vingroup JSC, respectively. The DPS2 are non-voting, non-redeemable and entitled to dividend at specified rates. The DPS2 shall be converted automatically into ordinary shares of VinFast Vietnam at the earlier of the transfer of such DPS2 from Vingroup JSC to the Company and the date falling five years and three months after the issuance date of DPS2 at the conversion rate 1:1 and the conversion rate can be adjusted based on the occurrence of the Adjusting Event which is defined in accordance with relevant documents and dependent on whether the appropriate internal approvals of VinFast Vietnam is in place or not. In July 2022, the Company entered into a put option agreement with Vingroup JSC, pursuant to which Vingroup JSC will have the right to require the Company to purchase DPS2 on the earlier of Vingroup JSC’s receipt of a notice to redeem the EB or the maturity date of the EB. The above series of financial instruments and contracts, together with all rights, obligations and features, were treated as a bundle, collectively, the ‘Financial liabilities in respect of DPS2’ and is measured at fair value through profit or loss in the unaudited interim condensed consolidated statements of the Company.

In April 2024, Vingroup JSC proposed partial redemptions of the EB and certain amendments to EB Investors. The USD312.5 million of EB has been redeemed, and the terms of the remaining USD312.5 million EB (“Revised EB”) were revised in accordance with the Deed of Amendment and Supplement and Supplemental Deed Poll both dated in April 2024. In 16 July 2024, Vingroup JSC and VinFast signed a Notice Letter relating to the put option agreement (as amended and supplemented) to clarify the amount of the Put Option Considerations shall include the amount required for Vingroup JSC to fulfill its redemption obligations resulting from the relevant redemptions (including any taxes, fees and costs incurred or to be incurred by Vingroup JSC in connection with such redemption obligations). The costs to be incurred by Vingroup JSC, and therefore comprising the Put Option Consideration, is understood to also include an interest amount at the rate of 9% accruing over any actual payment amount that has been paid by Vingroup JSC. The fair value of the financial liabilities in respect of DPS2 will be evaluated by the amount of Put Option Considerations and the fair value of remaining Revised EB.

As of June 30, 2024, the fair value of the financial liabilities in respect of DPS2 was VND20,383.3 billion (USD840.2 million). Change in fair value of the financial liabilities in respect of DPS2 was recorded as a loss on financial instruments at fair value through profit or loss in the unaudited interim condensed consolidated statement of operations.

21.WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES

(i)

As a result from the Business Combination Agreement with Black Spade (Note 1(b)), there were 14,829,989 warrants outstanding as of August 14, 2023. The fair value of warrant liability would be revaluated at the exercised date or at the end of each reporting period, based on the trading price of warrants on the market, with the change in fair value being recorded as a gain/loss in the consolidated statements of operations. The fair value of the warrant liability would continue to be classified as a liability until the warrants are exercised or expired or an amendment of the warrant agreement renders these warrants to be no longer classified as a liability. Details of warrants excerised during the year as belows:

	Number of		Value of warrants
	warrants	Exercised warrant’s	exercised (VND
Exercised date	exercised	fair value (USD)	million)
September 11, 2023	8,952,668	5.22	1,132,105
September 12, 2023	1,548,597	5.79	217,524
September 13, 2023	301,203	5.725	41,937
September 14, 2023	79,164	5.49	10,598
September 15, 2023	243,403	6.05	35,968
September 18, 2023	32,246	5.83	4,611
September 19, 2023	306,104	6.4	48,085
September 20, 2023	45,601	5.95	6,643
Total	11,508,986		1,497,471

There were 3,321,002 warrants outstanding and exercisable as of December 31, 2023, with the fair value of USD1.69 per warrant and the exercise price of USD11.5 per warrant. These warrants will expire five years after the completion of a Business Combination with Black Spade or earlier upon redemption or liquidation.

(ii)

On April 29, 2022 and June 4, 2022, the Company and Vingroup JSC entered into Subscription Agreements with certain investors pursuant to which, Vingroup JSC issued to such investors, and such investors subscribed for, USD525 million aggregate principal amount of fixed rate exchangeable bonds due 2027 (‘First Closing Bonds’) and USD100 million aggregate principal amount of fixed rate exchangeable bonds due 2027 (‘Second Closing Bonds’), respectively. Both First Closing Bonds and Second Closing Bonds are referred to as the “EB”. Investors of the EB has the right to require Vingroup JSC to redeem the EB upon the occurrence of certain events, including, amongst others, a change of control of the Company, certain qualifying liquidity events occurring or failing to occur on or prior to September 25, 2023, in respect of the Company. The amount payable upon redemption depends on the relevant redemption event, timing and other applicable conditions; in certain instances, the amount payable is the amount which would provide the investors an agreed minimum internal rate of return.

21.WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES (continued)

Concurrent with the entry into the EB, the Company entered into a Deed Poll, pursuant to which investors of the EB have the rights to exchange their EB upon the completion of an initial public offering of the Company, for a specified number of ordinary shares in the Company at the exchange rate determined at the time of exchange. Pursuant to the Deed Poll, the Company is required to file a registration statement, at the Company’s sole cost and expense, registering the resale of exchange shares upon conversion of the EB. On February 29, 2024, a Supplemental Deed Poll was signed to extend the filing deadline of such registration statement to March 31, 2024, after receiving the approval from EB investors.

Under the terms of the EB, Vingroup JSC shall use the proceeds from the issuance of the EB (net of fees and expenses incurred in connection with such issuance) to contribute capital into VinFast Vietnam via the issuance of Dividend Preferred Shares (“DPS2”) (Note 22).

In May and June 2022, VinFast Vietnam issued DPS2 amounting to VND11,745.72 billion and VND2,249.64 billion to Vingroup JSC, respectively. The DPS2 are non-voting, non-redeemable and entitled to dividend at specified rates. The DPS2 shall be converted automatically into ordinary shares of VinFast Vietnam at the earlier of the transfer of such DPS2 from Vingroup JSC to the Company and the date falling five years and three months after the issuance date of DPS2 at the conversion rate 1:1 and the conversion rate can be adjusted based on the occurrence of the Adjusting Event which is defined in accordance with relevant documents and dependent on whether the appropriate internal approvals of VinFast Vietnam is in place or not.

In July 2022, the Company entered into a put option agreement with Vingroup JSC, pursuant to which Vingroup JSC will have the right to require the Company to purchase DPS2 on the earlier of Vingroup JSC’s receipt of a notice to redeem the EB or the maturity date of the EB.

The above series of financial instruments and contracts, together with all rights, obligations and features, were treated as a bundle, collectively, the ‘Financial liabilities in respect of DPS2’ and is measured at fair value through profit or loss in the consolidated statements of the Company.

As of December 31, 2023, the fair value of the Financial liabilities in respect of DPS2 was VND18,258.1 billion (USD765.0 million). Change in fair value of the Financial liabilities in respect of DPS2 was recorded as loss on financial instruments at fair value through profit or loss in the consolidated statement of operations.